Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2025
Personnel Expenses Tables [Line Items]
Disclosure Of Employee Benefits Tables Explanatory
Personnel expenses
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Salaries
1
11,904 12,178 10,997
Variable compensation
2
11,434 10,870 9,845
of which: performance awards 4,912 4,456 3,986
of which: financial advisors
3
5,654 5,293 4,549
of which: other 867 1,121 1,310
Contractors 301 325 334
Social security 1,696 1,622 1,473
Post-employment benefit plans
4
1,499 1,310 1,361
of which: defined benefit plans 921 731 847
of which: defined contribution plans 579 578 514
Other personnel expenses 1,027 1,013 890
Total personnel expenses 27,861 27,318 24,899
1 Includes role-based allowances.
2 Refer to Note 26
for more information.
3 Financial advisor compensation
consists of cash compensation,
determined using a formulaic
approach based on production,
and
deferred awards. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.
4 Refer to Note 25 for more
information. Includes curtailment gains of USD 120
m for the year ended 31 December 2025 (for the year ended 31 December
2024: USD
104 m; for the year ended 31 December 2023: USD 29 m), which represent a reduction in the defined benefit obligation related to the Swiss pension plans resulting from a decrease in headcount following restructuring activities.